Share-Based Compensation - Summary of Restricted Shares Activities (Detail) (USD $)	0 Months Ended	12 Months Ended
	Dec. 01, 2014	Dec. 31, 2014	Dec. 31, 2013
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Converted from share options	1,505,787
2010 share incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Converted from share options		1,505,787
Number of restricted shares, Unvested, Ending balance		1,505,787
Number of restricted shares, Vested and expected to vest, Ending balance		1,279,919
Weighted-Average Grant-Date Fair Value, Converted from share options		$ 1.71
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Granted		8,764,000
2013 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Unvested, beginning balance		8,095,238
Number of restricted shares, Granted		4,233,558	8,095,238
Number of restricted shares, Vested		(1,563,222)
Number of restricted shares, Forfeited		(3,564,796)
Number of restricted shares, Unvested, Ending balance		7,200,778	8,095,238
Number of restricted shares, Vested and expected to vest, Ending balance		7,683,884
Weighted-Average Grant Date Fair Value, Granted		$ 2.89	$ 3.15
2014 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Granted		3,896,500
Number of restricted shares, Unvested, Ending balance		3,896,500
Number of restricted shares, Vested and expected to vest, Ending balance		3,312,025
Weighted-Average Grant Date Fair Value, Granted		$ 1.77